Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.
	December 31, 2022	December 31, 2023
	RMB	RMB
Right of use assets	—	7,604,933

Operating lease liabilities, current	—	3,482,876
Operating lease liabilities, noncurrent	—	4,035,598
Total operating lease liabilities	—	7,518,474

Schedule of Cash Flow Information Related to Leases	Cash flow information related to leases consists of the following:
	For the years ended December 31,
	2022	2023
	RMB	RMB
Operating cash payments for operating leases	3,031,888	1,801,311
Right-of-use assets obtained in exchange for operating lease liabilities	—	9,349,932

Schedule of Other Information About Company’s Leases	Other information about the Company’s leases is as follows:
	For the years ended December 31,
	2022	2023
	RMB	RMB
Weighted average remaining lease term (years)	—	2.37
Weighted average discount rate	4.20%	3.45%

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:
Year ending December 31,	RMB
2024	3,305,400
2025	2,862,103
2026	1,741,143
2027	-
2028	-
Total lease payments	7,908,646
Less: Imputed interest	(390,171)
Present value of lease liabilities	7,518,474